Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	11 Months Ended
	Dec. 31, 2021	Sep. 01, 2021	Jul. 09, 2021
Loss Contingencies [Line Items]
Percentage of development fee payment	50.00%
Percentage of share in gross revenue payment by joint venture.	50.00%
Initial Data Center LLC
Loss Contingencies [Line Items]
Percentage of Interest in Joint Venture	49.00%
Future Date Center LLC | Maximum
Loss Contingencies [Line Items]
Expected percentage of interest in future joint venture	49.00%
Luminant Power Arrangement
Loss Contingencies [Line Items]
Definitive power purchase agreement date	Jun. 23, 2021
Payment of independent collateral amount description	Half, or approximately $6.3 million, of the Independent Collateral Amount was paid to Luminant on September 1, 2021 and is recorded in security deposits on the consolidated balance sheet as of December 31, 2021, as the Company received notice that Luminant had commenced construction of the Interconnection Electrical Facilities. The other half will be due 15 days prior to the date on which the Interconnection Electrical Facilities are completed and made operational.
Independent collateral amount paid		$ 6.3
Definitive power purchase agreement amendment date	Jul. 09, 2021
Definitive power purchase agreement further amendment date	Feb. 28, 2022
Term of power agreement	5 years
Required collateral amount for power purchase agreement			$ 12.6
Purchase and sale agreement date	Jun. 28, 2021
Amendment and restatement date on purchase and sale agreement	Jul. 09, 2021
Combined Luminant Lease Agreement
Loss Contingencies [Line Items]
Effective start date of lease agreement	Aug. 27, 2021
Lease agreement period	5 years
Principal and interest due over period	5 years
Undiscounted principal payments	$ 13.1
Standard Power Arrangement
Loss Contingencies [Line Items]
Standard power hosting agreement date	Feb. 03, 2021
Term of power agreement	5 years
Renewal term period of power agreement.	5 years
Agreement term description	The Standard Power Hosting Agreement provides for a term of five years with automatic five-year renewal provisions.
Wind HQ
Loss Contingencies [Line Items]
Definitive framework agreement date	Jun. 10, 2021
Development fee percentage on capital expenditure	2.00%
Percentage of development fee payment	50.00%
Payable fee percentage on gross revenue	2.00%
Percentage of share in gross revenue payment by joint venture.	50.00%
Wind HQ | Initial Data Center LLC
Loss Contingencies [Line Items]
Percentage of Interest in Joint Venture	51.00%
Wind HQ | Future Date Center LLC | Minimum
Loss Contingencies [Line Items]
Expected percentage of interest in future joint venture	51.00%
Security Deposits | Luminant Power Arrangement
Loss Contingencies [Line Items]
Collateral amount	$ 3.1